Provisions - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Provisions [Line Items]
Other provisions	SFr 36.6	SFr 17.1	SFr 12.1
Asset retirement obligation
Disclosure of Provisions [Line Items]
Other provisions	SFr 5.9	SFr 4.5